Significant Portions of Current and Non-current Deferred Tax Assets and Deferred Tax Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current deferred tax assets
Other	$ 2,332	$ 2,443
Current deferred tax assets	2,332	2,443
Non-current deferred tax assets
Net operating loss carryforwards	11,605	7,352
Other	2,957	2,109
Non-current deferred tax assets	14,562	9,461
Non-current deferred tax liabilties
Containers, net	19,067	15,853
Other	744	1,046
Non-current deferred tax liabilties	19,811	16,899
Net deferred tax liability	$ 2,917	$ 4,995